CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (30,264)		$ (22,730)		$ (35,579)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,654		3,464		3,951
Net loss on divestitures			1,307		16,239
Net loss on disposal of assets	219		3,553		879
Loss (gain) on CTA recognition from liquidation of subsidiaries	121	[1]	(7,088)	[1]		[1]
Change due to reversal of tax payable	(992)		(1,240)
Equity pick up of losses of an associate	8,878		9,586
Investment impairment	3,947		9,400		3,043
Stock-based compensation expense	2,289		1,698		2,981
Provision for (recovery of) doubtful accounts	49		(75)		(1,154)
ESA Loan impairment	2,788
Deferred income taxes	(424)		(380)		(2,211)
Changes in operating assets and liabilities, net of effect of UiTV deconsolidation and IPTV divestiture
Accounts receivable	6,332		(14,058)		664
Inventories and deferred costs	36,859		45,875		(4,231)
Other assets	(772)		6,058		17,455
Accounts payable	6,415		7,110		9,506
Income taxes payable	(3,390)		110		6,393
Customer advances	(25,759)		(12,005)		9,749
Deferred revenue	(18,788)		(29,524)		(37,760)
Other liabilities	(5,774)		(2,976)		(15,543)
Net cash used in operating activities	(15,612)		(1,915)		(25,618)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(1,298)		(3,766)		(5,445)
Purchase of intangible assets					(54)
Payment on divestitures	(804)		(2,369)
Net proceeds from divestitures			2,000		220
Payment for the non-controlling interest on the liquidation of a subsidiary			(898)
Proceeds from settlement of an investment interest, net			569
Change in restricted cash	(3,526)		2,209		(1,129)
Purchase of investment interests	(1,080)		(26,592)		(15,602)
Proceeds from refund of investment interests	932
Purchase of short-term investments			(81)		(2,267)
Proceeds from sale of short-term investments			379		4,300
Cash decrease due to deconsolidation of a subsidiary					(6,841)
Payment on divestiture of IPTV business and investment in IPTV convertible bond			(503)		(56,010)
Other			162		80
Net cash used in investing activities	(5,776)		(28,890)		(82,748)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares	5,340
Repurchase of ordinary shares	(10,308)		(30,680)		(8,842)
Net cash used in financing activities	(4,968)		(30,680)		(8,842)
Effect of exchange rate changes on cash and cash equivalents	(3,593)		(10,326)		(4,834)
Net decrease in cash and cash equivalents	(29,949)		(71,811)		(122,042)
Cash and cash equivalents at beginning of year	107,773		179,584		301,626
Cash and cash equivalents at end of year	77,824		107,773		179,584
Cash paid:
Interest	88		151		240
Income taxes	5,100		1,600		3,000
Non-cash operating activities
Purchase UiTV convertible bond through converting of outstanding receivables			7,114
Non-cash investing activities
Repurchase of ordinary shares from UiTV shareholder					(5,278)
Accrual related to purchase of property, plant and equipment	13		530		1,911
Purchase UiTV convertible bond through converting of outstanding receivables			(7,114)
Disposal of short-term investments through exchanging of equity investment	1,826
Acquisition of short-term investments through exchanging of equity investment	$ (1,826)

[1]	During 2013, the Company recognized $7.1 million gain in the Consolidated Statements of Operations and Comprehensive Income (Loss) on the reversal of the cumulative translation adjustment previously recorded in accumulated other comprehensive income upon the liquidation of two previously inactive Chinese entities. The prior cumulative translation adjustment primarily resulted from the difference between local functional currency and the Company's reporting currency.